United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/17

Date of Reporting Period: Six months ended 09/30/16

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
September 30, 2016
Share Class	Ticker
A	FUSGX
B	FUSBX
C	FUSCX

Federated Fund for U.S. Government Securities
Fund Established 1969

A Portfolio of Federated Income Securities Trust

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from April 1, 2016 through September 30, 2016. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At September 30, 2016, the Fund's portfolio composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	82.2%
Asset-Backed Securities	5.3%
Non-Agency Mortgage-Backed Securities	4.7%
U.S. Government Agency Commercial Mortgage-Backed Securities	2.6%
Government Agency	2.5%
U.S. Government Agency Adjustable Rate Mortgage Securities	1.0%
Derivative Contracts[2,3]	(0.0)%
Cash Equivalents[4]	12.3%
Other Assets and Liabilities—Net[5]	(10.6)%
TOTAL	100.0%
1	See the Fund's prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Represents less than 0.1%.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
September 30, 2016 (unaudited)
Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—82.2%
		Federal Home Loan Mortgage Corporation—26.0%
$17,920,083		3.000%, 8/1/2043 - 5/1/2045	$18,656,096
25,612,525		3.500%, 4/1/2042 - 11/1/2045	27,205,985
11,347,068		4.000%, 8/1/2025 - 1/1/2042	12,218,098
14,215,864		4.500%, 2/1/2024 - 9/1/2041	15,677,982
7,763,211		5.000%, 7/1/2020 - 10/1/2039	8,662,781
8,579,357		5.500%, 3/1/2021 - 9/1/2037	9,745,188
53,790		6.000%, 2/1/2032	62,144
559,660		6.500%, 10/1/2037 - 10/1/2038	654,031
316,276		7.000%, 12/1/2031	380,352
391,447		7.500%, 1/1/2021 - 8/1/2031	467,030
		TOTAL	93,729,687
		Federal National Mortgage Association—45.6%
22,290,157	[1,2]	2.500%, 5/1/2028 - 10/1/2031	23,095,233
12,000,000	[2]	3.000%, 10/1/2046	12,472,342
35,706,931		3.500%, 12/1/2040 - 11/1/2045	38,022,725
39,576,455		4.000%, 12/1/2031 - 6/1/2044	42,857,015
14,982,395		4.500%, 12/1/2019 - 6/1/2044	16,458,433
8,543,847		5.000%, 1/1/2024 - 1/1/2040	9,537,220
2,151,512		5.500%, 9/1/2034 - 9/1/2037	2,449,402
14,571,732		6.000%, 10/1/2028 - 4/1/2038	17,062,778
1,862,298		6.500%, 6/1/2029 - 8/1/2037	2,170,982
390,175		7.000%, 8/1/2028 - 1/1/2032	462,432
1,207		7.500%, 1/1/2030	1,470
		TOTAL	164,590,032
		Government National Mortgage Association—10.6%
11,340,229	[2]	3.000%, 7/20/2045 - 10/20/2046	11,883,962
20,263,290	[1,2]	3.500%, 12/15/2040 - 10/20/2046	21,566,476
2,680,862		5.000%, 11/20/2038 - 9/20/2039	2,992,133
506,649		5.500%, 12/20/2038	570,257
410,878		6.000%, 9/20/2038	468,872
614,314		7.500%, 12/15/2023 - 7/15/2030	735,374
85,301		8.250%, 10/15/2030	107,120
Semi-Annual Shareholder Report
2

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$36,758		8.375%, 8/15/2030	$40,827
		TOTAL	38,365,021
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $280,065,355)	296,684,740
		ADJUSTABLE RATE MORTGAGE—1.0%
		Federal National Mortgage Association ARM—1.0%
3,378,297		3.006%, 1/1/2044 (IDENTIFIED COST $3,474,895)	3,562,304
		ASSET-BACKED SECURITIES—5.3%
		Auto Receivables—4.3%
2,677,000		Capital Auto Receivables Asset Trust 2015-2, Class D, 3.160%, 11/20/2020	2,723,499
3,795,000		Santander Drive Auto Receivables Trust 2014-3, Class D, 2.650%, 8/17/2020	3,830,977
4,570,000		Santander Drive Auto Receivables Trust 2015-2, Class D, 3.020%, 4/15/2021	4,662,617
2,900,000		Santander Drive Auto Receivables Trust 2015-3, Class D, 3.490%, 5/17/2021	2,982,551
1,190,000		Santander Drive Auto Receivables Trust 2016-2, Class D, 3.390%, 4/15/2022	1,218,580
		TOTAL	15,418,224
		Other—1.0%
1,403,657	[3,4]	Sofi Consumer Loan Program Trust 2016-1A, Class A, 3.260%, 8/25/2025	1,411,632
2,378,000	[3,4]	Sofi Consumer Loan Program Trust 2016-2A, Class A, 3.090%, 10/27/2025	2,391,478
		TOTAL	3,803,110
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $18,892,359)	19,221,334
		COLLATERALIZED MORTGAGE OBLIGATIONS—4.7%
		Non-Agency Mortgage-Backed Securities—4.7%
338,918		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	266,096
4,110,626	[1,3,4]	Credit Suisse Mortgage Trust 2013-IVR3, Class A2, 3.000%, 5/25/2043	4,164,528
1,082,385	[1,3,4]	Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	1,119,317
2,585,368	[1,3,4]	Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	2,668,509
139,498	[3,5]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	118,810
808,450		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	822,703
2,437,848		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	2,427,864
Semi-Annual Shareholder Report
3

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage-Backed Securities—continued
$1,668,968	[3,4]	Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	$1,718,012
3,690,291	[3,4]	Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	3,812,374
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $17,018,742)	17,118,213
		COMMERCIAL MORTGAGE-BACKED SECURITIES—2.6%
		Agency Commercial Mortgage-Backed Securities—2.6%
4,160,000	[3,4]	FREMF Mortgage Trust 2012-K20, 4.005%, 5/25/2045	4,451,057
4,615,000	[3,4]	FREMF Mortgage Trust 2014-K715, 4.122%, 2/25/2046	4,801,172
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $9,058,507)	9,252,229
		GOVERNMENT AGENCY—2.5%
		Federal Home Loan Mortgage Corporation—2.5%
9,000,000	[1]	0.875%, 3/7/2018 (IDENTIFIED COST $9,011,396)	9,009,823
		REPURCHASE AGREEMENT—12.3%
44,442,000		Interest in $1,135,000,000 joint repurchase agreement 0.50%, dated 9/30/2016 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,135,047,292 on 10/3/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/25/2044 and the market value of those underlying securities was $1,169,098,711. (AT COST)	44,442,000
		TOTAL INVESTMENTS—110.6% (IDENTIFIED COST $381,963,254)[6]	399,290,643
		OTHER ASSETS AND LIABILITIES - NET— (10.6)%[7]	(38,155,370)
		TOTAL NET ASSETS—100%	$361,135,273
At September 30, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized (Depreciation)
[8]United States Treasury Notes 5-Year Short Futures	50	$6,075,781	December 2016	$(5,703)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report
4

1	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2016, these restricted securities amounted to $26,656,889, which represented 7.4% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2016, these liquid restricted securities amounted to $26,538,079, which represented 7.3% of total net assets.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	The cost of investments for federal tax purposes amounts to $382,003,765.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance is the result of dollar-roll transactions as of September 30, 2016.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
5

The following is a summary of the inputs used, as of September 30, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$296,684,740	$—	$296,684,740
Adjustable Rate Mortgage	—	3,562,304	—	3,562,304
Asset-Backed Securities	—	19,221,334	—	19,221,334
Collateralized Mortgage Obligations	—	16,999,403	118,810	17,118,213
Commercial Mortgage-Backed Securities	—	9,252,229	—	9,252,229
Government Agency	—	9,009,823	—	9,009,823
Repurchase Agreement	—	44,442,000	—	44,442,000
TOTAL SECURITIES	$—	$399,171,833	$118,810	$399,290,643
Other Financial Instruments*
Assets	$—	$—	$—	$—
Liabilities	(5,703)	—	—	(5,703)
TOTAL OTHER FINANCIAL INSTRUMENTS*	$(5,703)	$—	$—	$(5,703)
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FREMF	—Freddie Mac Multifamily K-Deals
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2016	Year Ended March 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$7.54	$7.63	$7.49	$7.74	$7.82	$7.71
Income From Investment Operations:
Net investment income	0.09[1]	0.18[1]	0.19[1]	0.17[1]	0.19[1]	0.24[1]
Net realized and unrealized gain (loss) on investments and futures contracts	0.05	(0.08)	0.15	(0.21)	(0.05)	0.14
TOTAL FROM INVESTMENT OPERATIONS	0.14	0.10	0.34	(0.04)	0.14	0.38
Less Distributions:
Distributions from net investment income	(0.09)	(0.19)	(0.20)	(0.21)	(0.22)	(0.27)
Net Asset Value, End of Period	$7.59	$7.54	$7.63	$7.49	$7.74	$7.82
Total Return[2]	1.83%	1.30%	4.64%	(0.49)%	1.80%	5.05%
Ratios to Average Net Assets:
Net expenses	0.92%[3]	0.92%	0.94%	0.90%	0.91%	0.92%
Net investment income	2.22%[3]	2.39%	2.54%	2.21%	2.45%	3.03%
Expense waiver/reimbursement[4]	—	—	—	—	0.00%[5]	0.00%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$324,158	$329,055	$367,904	$390,752	$489,819	$530,857
Portfolio turnover	36%	56%	65%	252%	168%	156%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	14%	28%	26%	69%	46%	44%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2016	Year Ended March 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$7.55	$7.63	$7.49	$7.75	$7.82	$7.71
Income From Investment Operations:
Net investment income	0.06[1]	0.12[1]	0.14[1]	0.11[1]	0.13[1]	0.18[1]
Net realized and unrealized gain (loss) on investments and futures contracts	0.04	(0.07)	0.15	(0.22)	(0.04)	0.15
TOTAL FROM INVESTMENT OPERATIONS	0.10	0.05	0.29	(0.11)	0.09	0.33
Less Distributions:
Distributions from net investment income	(0.06)	(0.13)	(0.15)	(0.15)	(0.16)	(0.22)
Net Asset Value, End of Period	$7.59	$7.55	$7.63	$7.49	$7.75	$7.82
Total Return[2]	1.31%	0.66%	3.85%	(1.38)%	1.17%	4.26%
Ratios to Average Net Assets:
Net expenses	1.67%[3]	1.67%	1.69%	1.65%	1.66%	1.67%
Net investment income	1.48%[3]	1.63%	1.79%	1.45%	1.70%	2.31%
Expense waiver/reimbursement[4]	—	—	—	—	0.00%[5]	0.00%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$6,708	$7,608	$10,005	$13,870	$20,404	$25,847
Portfolio turnover	36%	56%	65%	252%	168%	156%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	14%	28%	26%	69%	46%	44%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2016	Year Ended March 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$7.54	$7.63	$7.48	$7.74	$7.81	$7.70
Income From Investment Operations:
Net investment income	0.06[1]	0.12[1]	0.14[1]	0.11[1]	0.13[1]	0.18[1]
Net realized and unrealized gain (loss) on investments and futures contracts	0.05	(0.08)	0.16	(0.22)	(0.04)	0.15
TOTAL FROM INVESTMENT OPERATIONS	0.11	0.04	0.30	(0.11)	0.09	0.33
Less Distributions:
Distributions from net investment income	(0.06)	(0.13)	(0.15)	(0.15)	(0.16)	(0.22)
Net Asset Value, End of Period	$7.59	$7.54	$7.63	$7.48	$7.74	$7.81
Total Return[2]	1.44%	0.53%	4.00%	(1.38)%	1.17%	4.27%
Ratios to Average Net Assets:
Net expenses	1.67%[3]	1.67%	1.69%	1.65%	1.66%	1.67%
Net investment income	1.47%[3]	1.64%	1.79%	1.45%	1.70%	2.28%
Expense waiver/reimbursement[4]	—	—	—	—	0.00%[5]	0.00%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$30,269	$31,803	$32,987	$36,992	$60,557	$73,624
Portfolio turnover	36%	56%	65%	252%	168%	156%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	14%	28%	26%	69%	46%	44%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.See Notes which are an integral part of the Financial Statements
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of Assets and Liabilities
September 30, 2016 (unaudited)
Assets:
Total investment in securities, at value (identified cost $381,963,254)		$399,290,643
Restricted cash (Note 2)		40,000
Income receivable		976,397
Receivable for shares sold		170,748
Receivable for daily variation margin on futures contracts		10,549
TOTAL ASSETS		400,488,337
Liabilities:
Payable for investments purchased	$38,723,959
Payable for shares redeemed	289,349
Bank overdraft	385
Income distribution payable	95,382
Payable to adviser (Note 5)	3,915
Payable for distribution services fee (Note 5)	22,791
Payable for other service fees (Notes 2 and 5)	124,646
Accrued expenses (Note 5)	92,637
TOTAL LIABILITIES		39,353,064
Net assets for 47,584,441 shares outstanding		$361,135,273
Net Assets Consist of:
Paid-in capital		$361,797,072
Net unrealized appreciation of investments and futures contracts		17,321,686
Accumulated net realized loss on investments and futures contracts		(17,928,935)
Distributions in excess of net investment income		(54,550)
TOTAL NET ASSETS		$361,135,273
Semi-Annual Shareholder Report
10

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($324,158,448 ÷ 42,711,836 shares outstanding), no par value, unlimited shares authorized	$7.59
Offering price per share (100/95.50 of $7.59)	$7.95
Redemption proceeds per share	$7.59
Class B Shares:
Net asset value per share ($6,708,262 ÷ 883,476 shares outstanding), no par value, unlimited shares authorized	$7.59
Offering price per share	$7.59
Redemption proceeds per share (94.50/100 of $7.59)	$7.17
Class C Shares:
Net asset value per share ($30,268,563 ÷ 3,989,129 shares outstanding), no par value, unlimited shares authorized	$7.59
Offering price per share	$7.59
Redemption proceeds per share (99.00/100 of $7.59)	$7.51
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Operations
Six Months Ended September 30, 2016 (unaudited)
Investment Income:
Interest		$5,762,514
Expenses:
Investment adviser fee (Note 5)	$723,116
Administrative fee (Note 5)	143,349
Custodian fees	12,016
Transfer agent fee	203,382
Directors'/Trustees' fees (Note 5)	1,943
Auditing fees	13,787
Legal fees	4,371
Portfolio accounting fees	80,612
Distribution services fee (Note 5)	142,698
Other service fees (Notes 2 and 5)	457,220
Share registration costs	23,056
Printing and postage	19,403
Miscellaneous (Note 5)	4,228
Interest expense	140
TOTAL EXPENSES	1,829,321
Net investment income		3,933,193
Realized and Unrealized Gain on Investments and Futures Contracts:
Net realized gain on investments		546,232
Net realized gain on futures contracts		10,368
Net change in unrealized appreciation of investments		1,775,496
Net change in unrealized depreciation of futures contracts		(5,703)
Net realized and unrealized gain on investments and futures contracts		2,326,393
Change in net assets resulting from operations		$6,259,586
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 9/30/2016	Year Ended 3/31/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,933,193	$9,093,096
Net realized gain on investments and futures contracts	556,600	41,749
Net change in unrealized appreciation/depreciation of investments and futures contracts	1,769,793	(4,446,931)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,259,586	4,687,914
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(3,757,344)	(8,715,725)
Class B Shares	(54,051)	(145,420)
Class C Shares	(238,089)	(541,696)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,049,484)	(9,402,841)
Share Transactions:
Proceeds from sale of shares	12,956,864	44,288,339
Net asset value of shares issued to shareholders in payment of distributions declared	3,399,933	7,811,310
Cost of shares redeemed	(25,896,541)	(89,815,727)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(9,539,744)	(37,716,078)
Change in net assets	(7,329,642)	(42,431,005)
Net Assets:
Beginning of period	368,464,915	410,895,920
End of period (including undistributed (distributions in excess of) net investment income of $(54,550) and $61,741, respectively)	$361,135,273	$368,464,915
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Notes to Financial Statements
September 30, 2016 (unaudited)
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Fund for U.S. Government Securities (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Class B Shares were closed to new accounts/investors on June 1, 2015, and to new purchases/exchanges by existing shareholders on August 1, 2015. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report
14

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of
Semi-Annual Shareholder Report
15

additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid monthly. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares and Class C Shares may bear distribution services fees and other service fees unique to those classes.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for other service
Semi-Annual Shareholder Report
16

fees. This reimbursement can be modified or terminated at any time at FSSC's sole discretion. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended September 30, 2016, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$409,693
Class B Shares	8,877
Class C Shares	38,650
TOTAL	$457,220
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended September 30, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2016, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Semi-Annual Shareholder Report
17

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at September 30, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	1/29/2002	$120,111	$118,810
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account U.S. government securities or a specified amount of cash which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $3,123,583. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Semi-Annual Shareholder Report
18

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for daily variation margin on futures contracts	$(5,703)*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2016
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$10,368

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(5,703)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 9/30/2016		Year Ended 3/31/2016
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,393,928	$10,569,111	4,853,127	$36,657,130
Shares issued to shareholders in payment of distributions declared	413,772	3,135,449	954,636	7,193,605
Shares redeemed	(2,715,150)	(20,579,363)	(10,403,815)	(78,457,330)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(907,450)	$(6,874,803)	(4,596,052)	$(34,606,595)
Semi-Annual Shareholder Report
19

	Six Months Ended 9/30/2016		Year Ended 3/31/2016
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	2,725	$20,651	12,194	$92,786
Shares issued to shareholders in payment of distributions declared	6,908	52,340	18,522	139,657
Shares redeemed	(134,193)	(1,016,531)	(333,505)	(2,517,270)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(124,560)	$(943,540)	(302,789)	$(2,284,827)

	Six Months Ended 9/30/2016		Year Ended 3/31/2016
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	312,511	$2,367,102	1,001,613	$7,538,423
Shares issued to shareholders in payment of distributions declared	28,005	212,144	63,448	478,048
Shares redeemed	(568,187)	(4,300,647)	(1,173,201)	(8,841,127)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(227,671)	$(1,721,401)	(108,140)	$(824,656)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,259,681)	$(9,539,744)	(5,006,981)	$(37,716,078)
4. FEDERAL TAX INFORMATION
At September 30, 2016, the cost of investments for federal tax purposes was $382,003,765. The net unrealized appreciation of investments for federal tax purposes excluding futures contracts was $17,286,878. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $17,395,560 and net unrealized depreciation from investments for those securities having an excess of cost over value of $108,682.
At March 31, 2016, the Fund had a capital loss carryforward of $18,434,866 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$7,462,689	$1,398,732	$8,861,421
2017	$726,216	NA	$726,216
2018	$8,847,229	NA	$8,847,229
Semi-Annual Shareholder Report
20

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Fund's investment advisory contract provides for payments to the Adviser of an annual investment advisory fee based on the Fund's average daily net assets as shown in the chart below plus 4.50% of the Fund's gross income. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.
Average Daily Net Assets	Percentage of Average Daily Net Assets
First $500 million	0.250%
Second $500 million	0.225%
Over $1 billion	0.200%
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
For the six months ended September 30, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Semi-Annual Shareholder Report
21

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended September 30, 2016, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$26,631
Class C Shares	116,067
TOTAL	$142,698
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended September 30, 2016, FSC retained $25,973 of fees paid by the Fund.
Other Service Fees
For the six months ended September 30, 2016, FSSC received $164,791 of the other service fees disclosed in Note 2.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended September 30, 2016, FSC retained $1,670 in sales charges from the sale of Class A Shares. FSC also retained $5,457 of CDSC relating to redemptions of Class B Shares and $1,093 relating to redemptions of Class C Shares.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended September 30, 2016, were as follows:
Purchases	$5,067,421
Sales	$24,993,982
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the
Semi-Annual Shareholder Report
22

Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of September 30, 2016, the Fund had no outstanding loans. During the six months ended September 30, 2016, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2016, there were no outstanding loans. During the six months ended September 30, 2016, the program was not utilized.
9. REGULATORY MATTERS
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
Semi-Annual Shareholder Report
23

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2016 to September 30, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report
24

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 4/1/2016	Ending Account Value 9/30/2016	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,018.30	$4.65
Class B Shares	$1,000	$1,013.10	$8.43
Class C Shares	$1,000	$1,014.40	$8.43
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.46	$4.66
Class B Shares	$1,000	$1,016.70	$8.44
Class C Shares	$1,000	$1,016.70	$8.44
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.92%
Class B Shares	1.67%
Class C Shares	1.67%
Semi-Annual Shareholder Report
25

Evaluation and Approval of Advisory Contract–May 2016
Federated Fund for U.S. Government Securities (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Semi-Annual Shareholder Report
26

institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
Semi-Annual Shareholder Report
27

audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report
28

Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Senior Officer's Evaluation, the Fund's performance for the one-year and three-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of the other factors considered relevant by the Board.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts,
Semi-Annual Shareholder Report
29

but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information
Semi-Annual Shareholder Report
30

should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
31

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
32

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
33

Federated Fund for U.S. Government Securities
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C704
CUSIP 31420C803
CUSIP 31420C886
8110105 (11/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
September 30, 2016
Share Class	Ticker
A	FRSAX
C	FRICX
Institutional	FFRSX

Federated Floating Rate Strategic Income Fund
Fund Established 2010

A Portfolio of Federated Income Securities Trust

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from April 1, 2016 through September 30, 2016. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At September 30, 2016, the Fund's portfolio composition1 was follows:
Security Type	Percentage of Total Net Assets[2]
Floating Rate Loans	68.5%
Corporate Debt Securities	12.6%
Trade Finance Agreements	6.1%
Collateralized Mortgage Obligations	4.0%
Other Security Type[3]	2.9%
Asset-Backed Securities	2.8%
U.S. Government Agency Adjustable Rate Mortgage Securities	0.2%
Governments/Agencies	0.1%
Derivative Contracts[4,5]	(0.0)%
Cash Equivalents[6]	4.8%
Other Assets and Liabilities—Net[7]	(2.0) %
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	As for the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	Other Security Type consists of an exchange-traded fund.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Represents less than 0.1%.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
September 30, 2016 (unaudited)
Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGES—0.2%
		Federal Home Loan Mortgage Corporation ARM—0.1%
$176,897		FHLMC ARM 781523, 2.743%, 5/01/2034	$186,674
237,873		FHLMC ARM 1H2662, 2.898%, 5/01/2036	253,336
294,753		FHLMC ARM 848194, 2.772%, 8/01/2035	310,226
193,836		FHLMC ARM 848746, 3.045%, 7/01/2034	203,559
		TOTAL	953,795
		Federal National Mortgage Association ARM—0.1%
209,971		FNMA ARM 881959, 2.460%, 2/01/2036	219,567
74,673		FNMA ARM 810320, 2.844%, 4/01/2034	79,181
94,904		FNMA ARM 745059, 2.587%, 9/01/2035	98,781
		TOTAL	397,529
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $1,351,462)	1,351,324
		CORPORATE BONDS—12.5%
		Aerospace/Defense—0.3%
2,000,000		TransDigm, Inc., 7.50%, 7/15/2021	2,121,250
		Automotive—0.6%
2,000,000		Ford Motor Credit Co. LLC, Floating Rate Note—Sr. Note, 1.405%, 12/6/2017	1,993,416
1,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.025%, 4/10/2018	1,003,374
500,000	[1,2]	Schaeffler Verwaltung Zw, Series 144A, 4.125%, 9/15/2021	506,250
		TOTAL	3,503,040
		Consumer Cyclical Services—0.4%
1,000,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	927,500
2,000,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	1,855,000
		TOTAL	2,782,500
		Financial Institutions—3.0%
600,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, 4.625%, 10/30/2020	631,500
1,000,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.95%, 2/1/2022	1,026,250
1,000,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.25%, 7/1/2020	1,040,000
1,000,000		Bank of America Corp., Floating Rate Note—Sr. Note, 1.720%, 1/15/2019	1,006,747
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institutions—continued
$950,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.716%, 4/1/2019	$956,052
2,000,000		Citigroup, Inc., Sr. Unsecd. Note, 2.255%, 9/1/2023	2,011,236
2,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.241%, 11/15/2021	1,991,968
2,550,000	[1,2]	Hub Holdings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	2,499,000
1,125,000	[1,2]	Hub International Ltd., Series 144A, 9.25%, 2/15/2021	1,176,187
1,000,000	[1,2]	Hub International Ltd., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	1,022,500
2,000,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	1,969,572
800,000		Navient Corp., Sr. Unsecd. Note, 6.625%, 7/26/2021	808,000
2,000,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 1.582%, 7/22/2020	2,010,760
		TOTAL	18,149,772
		Food & Beverage—0.2%
1,000,000		Mondelez International, Inc., Floating Rate Note—Sr. Note, 1.277%, 2/1/2019	1,000,067
		Gaming—0.1%
775,000	[1,2]	Rivers Pittsburgh LP, Series 144A, 6.125%, 8/15/2021	802,125
		Health Care—1.9%
1,000,000		Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.125%, 7/1/2022	995,000
1,000,000		Amsurg Corp., Sr. Unsecd. Note, 5.625%, 11/30/2020	1,030,000
2,000,000		CHS/Community Health Systems, Inc., 5.125%, 8/1/2021	1,985,000
1,000,000		CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	865,000
1,000,000		Emdeon, Inc., 11.00%, 12/31/2019	1,052,750
2,975,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	2,707,250
1,800,000		Tenet Healthcare Corp., Note, Series B, 4.350%, 6/15/2020	1,818,180
1,000,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 5.50%, 3/1/2019	987,500
		TOTAL	11,440,680
		Independent Energy—0.1%
720,000	[1,2]	Chesapeake Energy Corp., Series 144A, 8.00%, 12/15/2022	730,800
		Lodging—0.3%
2,000,000	[1,2]	Viking Cruises Ltd., Sr. Unsecd. Note, Series 144A, 8.50%, 10/15/2022	2,060,000
		Metals & Mining—0.3%
1,000,000		Teck Resources Ltd., Sr. Unsecd. Note, 4.75%, 1/15/2022	979,900
750,000	[1,2]	Teck Resources Ltd., Sr. Unsecd. Note, Series 144A, 8.00%, 6/1/2021	822,188
		TOTAL	1,802,088
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Midstream—0.5%
$1,000,000		Suburban Propane Partners LP, 7.375%, 8/1/2021	$1,040,625
2,000,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	2,092,500
		TOTAL	3,133,125
		Oil Field Services—0.8%
5,000,000		Weatherford Bermuda, Sr. Unsecd. Note, 7.75%, 6/15/2021	4,968,750
		Packaging—1.2%
2,000,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.25%, 1/31/2019	2,052,500
3,000,000	[1,2]	Ardagh Packaging Finance PLC/Ardagh Holdings, Series 144A, 4.067%, 5/15/2021	3,052,500
2,000,000	[1,2]	Reynolds Group Issuer, Inc./LLC/LU, Term Loan—1st Lien, Series 144A, 4.127%, 7/15/2021	2,035,000
		TOTAL	7,140,000
		Pharmaceuticals—1.2%
1,000,000		Actavis Funding SCS, Sr. Unsecd. Note, 1.925%, 3/12/2018	1,008,105
1,000,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2022	932,500
725,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Series 144A, 4.875%, 4/15/2020	743,125
3,000,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.75%, 8/1/2022	2,973,750
2,000,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 10/15/2020	1,885,000
		TOTAL	7,542,480
		Retailers—0.2%
1,000,000		Penney (J.C.) Co., Inc., 5.65%, 6/1/2020	1,007,380
		Technology—0.2%
1,300,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 4.42%, 6/15/2021	1,360,164
		Wireless Communications—1.2%
2,000,000		AT&T, Inc., Sr. Unsecd. Note, 1.768%, 6/30/2020	2,018,384
3,000,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	2,685,000
2,000,000		Verizon Communications, Inc., Floating Rate Note—Sr. Note, 1.627%, 6/17/2019	2,020,420
410,000		Verizon Communications, Inc., Floating Rate Note—Sr. Note, 2.606%, 9/14/2018	420,888
		TOTAL	7,144,692
		TOTAL CORPORATE BONDS (IDENTIFIED COST $76,770,142)	76,688,913
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—2.7%
		Auto Receivables—0.4%
$2,100,000	[1,2]	Chesapeake Funding II LLC 2016-2A, Class A2, 1.448%, 6/15/2028	$2,111,129
300,000	[1,2]	Chesapeake Funding LLC 2013-1A, Class D, 2.319%, 1/7/2025	300,189
179,112		Smart Trust 2013-2US, Class A4B, 1.078%, 2/14/2019	179,296
		TOTAL	2,590,614
		Credit Card—2.0%
1,500,000		American Express Credit Account Master 2013-1, Class B, 1.224%, 2/16/2021	1,510,007
5,000,000		American Express Credit Account Master Trust 2014-1, Class A, 0.894%, 12/15/2021	5,020,369
3,000,000	[1,2]	Cards II Trust, Class A, 1.224%, 7/15/2021	2,999,454
2,800,000	[1,2]	Evergreen Credit Card Trust Series 2016-1, Class A, 1.244%, 4/15/2020	2,810,193
		TOTAL	12,340,023
		Student Loans—0.3%
1,900,000	[1,2]	SLM Student Loan Trust 2013-C, Class A2B, 1.924%, 10/15/2031	1,922,591
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $16,799,229)	16,853,228
		COLLATERALIZED MORTGAGE OBLIGATIONS—4.0%
		Commercial Mortgage—0.1%
600,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 1.580%, 7/15/2046	598,159
		Federal Home Loan Mortgage Corporation—1.9%
2,137,967		REMIC 2976 KJ, 0.874%, 5/15/2035	2,136,437
436,349		REMIC 3122 FE, 0.824%, 3/15/2036	436,779
1,210,787		REMIC 3241 FM, 0.904%, 11/15/2036	1,210,017
2,070,890		REMIC 3922 CF, 0.924%, 4/15/2041	2,071,301
5,909,170		REMIC 4097 KF, 0.824%, 9/15/2031	5,893,394
		TOTAL	11,747,928
		Federal National Mortgage Association—1.8%
3,736,074		REMIC 2006-85 PF, 0.905%, 9/25/2036	3,747,298
1,287,043		REMIC 2006-99 AF, 0.945%, 10/25/2036	1,288,755
779,407		REMIC 2006-111 FA, 0.905%, 11/25/2036	778,924
270,388		REMIC 2010-134 BF, 0.955%, 10/25/2040	270,975
503,371		REMIC 2010-135 FP, 0.925%, 12/25/2040	502,753
1,294,663		REMIC 2012-135 FA, 0.825%, 11/25/2039	1,290,197
3,030,727		REMIC 2012-79 F, 0.975%, 7/25/2042	3,031,340
		TOTAL	10,910,242
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage—0.2%
$1,234,689	[1,2]	Gosforth Funding PLC 2016-1A, Class A1A, 1.517%, 2/15/2058	$1,239,625
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $24,568,668)	24,495,954
		FLOATING RATE LOANS—6.8%
		Cable Satellite—1.5%
5,318,440		Charter Communications Operating LLC, Term Loan—1st Lien, 3.00%, 1/3/2021	5,340,884
995,000		Charter Communications Operating LLC, Term Loan—1st Lien, 3.471%, 1/24/2023	1,002,666
2,703,267		Virgin Media Investment Holdings, Term Loan—1st Lien, 1.00%, 6/30/2023	2,718,932
		TOTAL	9,062,482
		Chemicals—0.0%
243,125		Oxea SARL, Term Loan—1st Lien, 4.25%, 1/15/2020	232,367
		Consumer Cyclical—Services - 0.3%
336,773		Garda World Security Corp., Term Loan—1st Lien, 4.00%, 11/8/2020	334,668
1,316,477		Garda World Security Corp., Term Loan—1st Lien, 4.00%, 11/8/2020	1,308,249
		TOTAL	1,642,917
		Consumer Products—0.1%
390,258		Water PIK, Inc., Term Loan—2nd Lien, 9.75%, 1/9/2021	390,258
		Financial Institutions—0.2%
1,000,000		Delos Finance Sarl, Term Loan—1st Lien, 3.50%, 3/6/2021	1,008,335
		Food & Beverage—1.2%
6,086,457		Aramark Corp., Term Loan—1st Lien, 3.25%, 2/24/2021	6,132,136
1,209,817		Aramark Corp., Term Loan—1st Lien, 3.25%, 9/7/2019	1,218,897
		TOTAL	7,351,033
		Gaming—0.4%
923,384		Las Vegas Sands Corp., Term Loan—1st Lien, 3.25%, 12/19/2020	929,621
483,750		Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Term Loan—1st Lien, 3.50%, 5/14/2020	485,564
1,317,949		Seminole Tribe of Florida, Term Loan—1st Lien, 2.631%, 10/11/2017	1,319,801
		TOTAL	2,734,986
		Health Care—0.0%
248,750		HCA, Inc., Term Loan—1st Lien, 3.774%, 3/17/2023	251,918
		Industrial - Other—0.0%
279,285		Hillman Group, Inc., Term Loan—1st Lien, 4.50%, 6/30/2021	280,507
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	FLOATING RATE LOANS—continued
	Lodging—0.6%
$3,065,533	Hilton Worldwide Finance LLC, Term Loan—1st Lien, 3.311%, 10/25/2023	$3,088,050
299,874	Hilton Worldwide Finance LLC, Term Loan—1st Lien, 3.342%, 10/26/2020	302,010
	TOTAL	3,390,060
	Media Entertainment—0.2%
1,000,000	Nielsen Finance LLC/Nielsen Finance Co., Term Loan—1st Lien, 3.361%, 9/28/2023	1,005,705
	Packaging—0.5%
1,234,375	Owens-Brockway Glass Container, Inc., Term Loan—1st Lien, 1.00%, 9/1/2022	1,245,565
1,965,050	SIG Combibloc, Term Loan—1st Lien, 4.25%, 3/13/2022	1,970,238
	TOTAL	3,215,803
	Restaurants—0.2%
1,496,250	Yum! Brands, Inc., Term Loan—1st Lien, 3.846%, 6/16/2023	1,510,749
	Technology—1.2%
1,000,000	Abacus Innovations Corp., Term Loan B—1st Lien, 3.274%, 8/16/2023	1,006,980
1,349,439	Avago Technologies Cayman Finance Ltd., Term Loan—1st Lien, 3.702%, 2/1/2023	1,366,961
1,500,000	DELL International LLC, Term Loan—1st Lien, 4.084%, 9/7/2023	1,510,650
250,000	NXP BV/NXP Funding LLC, Term Loan—1st Lien, 3.356%, 12/7/2020	251,422
2,940,225	Sensata Technologies B.V., Term Loan—1st Lien, 3.00%, 10/14/2021	2,958,337
	TOTAL	7,094,350
	Utility - Electric—0.2%
1,000,000	Dayton Power & Light Co., Term Loan—1st Lien, 4.00%, 8/24/2022	1,013,130
	Wireless Communications—0.2%
1,488,750	T-Mobile USA, Inc., Term Loan—1st Lien, 3.50%, 11/9/2022	1,503,020
	TOTAL FLOATING RATE LOANS (IDENTIFIED COST $41,285,310)	41,687,620
	INVESTMENT COMPANIES—73.5%[3]
39,582,489	Federated Bank Loan Core Fund	398,991,490
4,609,227	Federated Project and Trade Finance Core Fund	42,911,904
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	INVESTMENT COMPANIES—continued[3]
8,441,242	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.36%[4]	$8,441,242
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $455,157,654)	450,344,636
	TOTAL INVESTMENTS—99.7% (IDENTIFIED COST $615,932,465)[5]	611,421,675
	OTHER ASSETS AND LIABILITIES - NET—0.3%[6]	1,534,319
	TOTAL NET ASSETS—100%	$612,955,994
At September 30, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[7]United States Treasury Notes 5-Year Short Futures	160	$19,442,500	December 2016	$(14,124)
[7]United States Treasury Notes 10-Year Short Futures	100	$13,112,500	December 2016	$13,055
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(1,069)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2016, these restricted securities amounted to $42,102,429, which represented 6.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2016, these liquid restricted securities amounted to $42,102,429, which represented 6.9% of total net assets.
3	Affiliated holdings.
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $616,066,997.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
7	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2016.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgage	$—	$1,351,324	$—	$1,351,324
Corporate Bonds	—	76,688,913	—	76,688,913
Asset-Backed Securities	—	16,853,228	—	16,853,228
Collateralized Mortgage Obligations	—	24,495,954	—	24,495,954
Floating Rate Loans	—	41,687,620	—	41,687,620
Investment Companies[1]	8,441,242	—	—	450,344,636
TOTAL SECURITIES	$8,441,242	$161,077,039	$—	$611,421,675
Other Financial Instruments[2]
Assets	$13,055	$—	$—	$13,055
Liabilities	(14,124)	—	—	(14,124)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(1,069)	$—	$—	$(1,069)
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $441,903,394 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in Federated Bank Loan Core Fund is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of the Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts.
Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2016	Year Ended March 31,
		2016	2015	2014	2013[1]	2012
Net Asset Value, Beginning of Period	$9.65	$9.94	$10.06	$10.08	$9.96	$10.04
Income From Investment Operations:
Net investment income	0.17	0.32	0.31[2]	0.33	0.37	0.37[2]
Net realized and unrealized gain (loss) on investments and futures contracts	0.26	(0.29)	(0.11)	(0.01)	0.12	(0.04)
TOTAL FROM INVESTMENT OPERATIONS	0.43	0.03	0.20	0.32	0.49	0.33
Less Distributions:
Distributions from net investment income	(0.18)	(0.32)	(0.32)	(0.34)	(0.37)	(0.41)
Distributions from net realized gain on investments and futures contracts	—	—	(0.00)[3]	—	—	—
TOTAL DISTRIBUTIONS	(0.18)	(0.32)	(0.32)	(0.34)	(0.37)	(0.41)
Net Asset Value, End of Period	$9.90	$9.65	$9.94	$10.06	$10.08	$9.96
Total Return[4]	4.44%	0.34%	2.06%	3.21%	5.02%	3.44%
Ratios to Average Net Assets:
Net expenses	1.03%[5]	1.04%	1.04%	1.00%	1.00%	1.00%
Net investment income	3.55%[5]	3.26%	3.13%	3.21%	3.54%	3.77%
Expense waiver/reimbursement[6]	0.11%[5]	0.11%	0.11%	0.19%	0.47%	0.96%
Supplemental Data:
Net assets, end of period (000 omitted)	$297,319	$275,135	$308,242	$326,289	$71,544	$22,244
Portfolio turnover	11%	25%	26%	8%	17%	39%
1	Beginning with the year ended March 31, 2013, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2016	Year Ended March 31,		Period Ended 3/31/2014[1]
		2016	2015
Net Asset Value, Beginning of Period	$9.66	$9.95	$10.07	$10.05
Income From Investment Operations:
Net investment income	0.14	0.26	0.25[2]	0.16
Net realized and unrealized gain (loss) on investments and futures contracts	0.25	(0.29)	(0.11)	0.02
TOTAL FROM INVESTMENT OPERATIONS	0.39	(0.03)	0.14	0.18
Less Distributions:
Distributions from net investment income	(0.14)	(0.26)	(0.26)	(0.16)
Distributions from net realized gain on investments and futures contracts	—	—	(0.00)[3]	—
TOTAL DISTRIBUTIONS	(0.14)	(0.26)	(0.26)	(0.16)
Net Asset Value, End of Period	$9.91	$9.66	$9.95	$10.07
Total Return[4]	4.10%	(0.29)%	1.41%	1.81%
Ratios to Average Net Assets:
Net expenses	1.67%[5]	1.67%	1.69%	1.65%[5]
Net investment income	2.92%[5]	2.63%	2.51%	2.49%[5]
Expense waiver/reimbursement[6]	0.11%[5]	0.11%	0.11%	0.24%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$32,867	$29,378	$24,105	$15,826
Portfolio turnover	11%	25%	26%	8%[7]
1	Reflects operations for the period from September 6, 2013 (date of initial public investment) to March 31, 2014.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended March 31, 2014.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2016	Year Ended March 31,
		2016	2015	2014	2013[1]	2012
Net Asset Value, Beginning of Period	$9.65	$9.94	$10.06	$10.08	$9.96	$10.04
Income From Investment Operations:
Net investment income	0.19	0.36	0.35[2]	0.36	0.40	0.41[2]
Net realized and unrealized gain (loss) on investments and futures contracts	0.25	(0.29)	(0.11)	(0.01)	0.13	(0.04)
TOTAL FROM INVESTMENT OPERATIONS	0.44	0.07	0.24	0.35	0.53	0.37
Less Distributions:
Distributions from net investment income	(0.19)	(0.36)	(0.36)	(0.37)	(0.41)	(0.45)
Distributions from net realized gain on investments and futures contracts	—	—	(0.00)[3]	—	—	—
TOTAL DISTRIBUTIONS	(0.19)	(0.36)	(0.36)	(0.37)	(0.41)	(0.45)
Net Asset Value, End of Period	$9.90	$9.65	$9.94	$10.06	$10.08	$9.96
Total Return[4]	4.62%	0.69%	2.42%	3.57%	5.38%	3.80%
Ratios to Average Net Assets:
Net expenses	0.69%[5]	0.69%	0.69%	0.65%	0.65%	0.65%
Net investment income	3.91%[5]	3.61%	3.48%	3.57%	3.91%	4.15%
Expense waiver/reimbursement[6]	0.11%[5]	0.11%	0.11%	0.19%	0.49%	0.97%
Supplemental Data:
Net assets, end of period (000 omitted)	$282,770	$267,138	$249,630	$273,826	$40,211	$23,622
Portfolio turnover	11%	25%	26%	8%	17%	39%
1	Beginning with the year ended March 31, 2013, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
September 30, 2016 (unaudited)
Assets:
Total investment in securities, at value including $450,344,636 of investment in affiliated holdings (Note 5) (identified cost $615,932,465)		$611,421,675
Cash		214,778
Restricted cash (Note 2)		263,000
Income receivable		1,373,273
Income receivable from affiliated holdings (Note 5)		1,804,100
Receivable for investments sold		92,316
Receivable for shares sold		2,760,331
Receivable for daily variation margin on futures contracts		75,975
TOTAL ASSETS		618,005,448
Liabilities:
Payable for investments purchased	$2,246,250
Payable for shares redeemed	2,320,603
Income distribution payable	233,025
Payable to adviser (Note 5)	8,314
Payable for administrative fee (Note 5)	1,308
Payable for distribution services fee (Note 5)	43,272
Payable for other service fees (Notes 2 and 5)	84,181
Accrued expenses (Note 5)	112,501
TOTAL LIABILITIES		5,049,454
Net assets for 61,908,251 shares outstanding		$612,955,994
Net Assets Consist of:
Paid-in capital		$625,359,219
Net unrealized depreciation of investments and futures contracts		(4,511,859)
Accumulated net realized loss on investments and futures contracts		(7,861,290)
Distributions in excess of net investment income		(30,076)
TOTAL NET ASSETS		$612,955,994
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($297,318,870 ÷ 30,030,278 shares outstanding), no par value, unlimited shares authorized	$9.90
Offering price per share (100/98.00 of $9.90)	$10.10
Redemption proceeds per share	$9.90
Class C Shares:
Net asset value per share ($32,867,350 ÷ 3,316,125 shares outstanding), no par value, unlimited shares authorized	$9.91
Offering price per share	$9.91
Redemption proceeds per share (99.00/100 of $9.91)	$9.81
Institutional Shares:
Net asset value per share ($282,769,774 ÷ 28,561,848 shares outstanding), no par value, unlimited shares authorized	$9.90
Offering price per share	$9.90
Redemption proceeds per share	$9.90
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended September 30, 2016 (unaudited)
Investment Income:
Dividends received from affiliated holdings (Note 5)		$10,571,398
Interest		2,657,691
TOTAL INCOME		13,229,089
Expenses:
Investment adviser fee (Note 5)	$1,729,778
Administrative fee (Note 5)	225,448
Custodian fees	11,732
Transfer agent fee	157,137
Directors'/Trustees' fees (Note 5)	2,710
Auditing fees	13,386
Legal fees	4,371
Portfolio accounting fees	90,081
Distribution services fee (Note 5)	250,776
Other service fees (Notes 2 and 5)	376,227
Share registration costs	38,172
Printing and postage	17,931
Miscellaneous (Note 5)	5,667
TOTAL EXPENSES	2,923,416
Waiver/reimbursement of investment adviser fee (Note 5)	(321,101)
Net expenses	2,602,315
Net investment income		10,626,774
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments		5,801
Net realized loss on futures contracts		(354,338)
Net change in unrealized depreciation of investments		15,158,687
Net change in unrealized depreciation of futures contracts		57,206
Net realized and unrealized gain on investments and futures contracts		14,867,356
Change in net assets resulting from operations		$25,494,130
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 9/30/2016	Year Ended 3/31/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,626,774	$20,013,199
Net realized loss on investments and futures contracts	(348,537)	(3,522,834)
Net change in unrealized appreciation/depreciation of investments and futures contracts	15,215,893	(14,533,901)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	25,494,130	1,956,464
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(4,861,487)	(9,828,309)
Class C Shares	(448,637)	(745,138)
Institutional Shares	(5,359,113)	(9,675,228)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,669,237)	(20,248,675)
Share Transactions:
Proceeds from sale of shares	142,043,236	251,153,800
Net asset value of shares issued to shareholders in payment of distributions declared	9,121,134	17,436,385
Cost of shares redeemed	(124,683,939)	(260,624,834)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	26,480,431	7,965,351
Change in net assets	41,305,324	(10,326,860)
Net Assets:
Beginning of period	571,650,670	581,977,530
End of period (including undistributed (distributions in excess of) net investment income of $(30,076) and $12,387, respectively)	$612,955,994	$571,650,670
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
September 30, 2016 (unaudited)
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Federated Floating Rate Strategic Income Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return consistent with current income and low interest rate volatility.
In August 2016, the Trustees approved adding an R6 Share class to the Fund, which is expected to become effective in the fourth quarter of 2016.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities and floating rate loans acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
Semi-Annual Shareholder Report

■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in net investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income,
Semi-Annual Shareholder Report

realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares and Class C Shares may bear distribution services fees and other service fees unique to those classes. The detail of the total fund expense waivers and reimbursements of $321,101 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended September 30, 2016, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$340,758
Class C Shares	$35,469
TOTAL	$376,227
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended September 30, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2016, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to increase income and to manage duration risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of U.S. government securities or cash which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes
Semi-Annual Shareholder Report

a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $32,526,339. This is based on amounts held as of each month-end throughout the six month fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin on futures contracts	$(1,069)*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2016
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(354,338)
Semi-Annual Shareholder Report

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$57,206
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 9/30/2016		Year Ended 3/31/2016
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	6,786,999	$66,653,870	10,265,349	$100,668,111
Shares issued to shareholders in payment of distributions declared	492,400	4,834,758	999,119	9,767,650
Shares redeemed	(5,769,292)	(56,295,339)	(13,760,436)	(134,234,955)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,510,107	$15,193,289	(2,495,968)	$(23,799,194)

	Six Months Ended 9/30/2016		Year Ended 3/31/2016
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	674,528	$6,636,627	1,570,607	$15,419,755
Shares issued to shareholders in payment of distributions declared	43,510	427,662	72,274	705,680
Shares redeemed	(443,932)	(4,358,837)	(1,023,789)	(9,974,072)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	274,106	$2,705,452	619,092	$6,151,363

	Six Months Ended 9/30/2016		Year Ended 3/31/2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	7,021,067	$68,752,739	13,839,108	$135,065,934
Shares issued to shareholders in payment of distributions declared	393,040	3,858,714	712,916	6,963,055
Shares redeemed	(6,545,313)	(64,029,763)	(11,978,191)	(116,415,807)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	868,794	$8,581,690	2,573,833	$25,613,182
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,653,007	$26,480,431	696,957	$7,965,351
Semi-Annual Shareholder Report

4. FEDERAL TAX INFORMATION
At September 30, 2016, the cost of investments for federal tax purposes was $616,066,997. The net unrealized depreciation of investments for federal tax purposes excluding futures contracts was $4,645,322. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,841,001 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,486,323.
At March 31, 2016, the Fund had a capital loss carryforward of $6,249,060 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-term	Long-Term	Total
$1,981,077	$4,267,983	$6,249,060
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2016, the Adviser voluntarily waived $318,793 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Semi-Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.10%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2016, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class A Shares	$136,303
Class C Shares	$114,473
TOTAL	$250,776
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended September 30, 2016, FSC retained $35,022 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended September 30, 2016, FSC retained $85 in sales charges from the sale of Class A Shares. For the six months ended September 30, 2016, FSC also retained $4,411 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended September 30, 2016, FSSC received $925 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.03%, 1.68% and 0.68% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) June 1, 2017; or (b) the date of
Semi-Annual Shareholder Report

the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended September 30, 2016, the Adviser reimbursed $2,308. Transactions involving affiliated holdings during the six months ended September 30, 2016, were as follows:
	Federated Bank Loan Core Fund	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Federated Project and Trade Finance Core Fund	Total of Affiliated Transactions
Balance of Shares Held 3/31/2016	39,099,584	2,035,786	3,965,220	45,100,590
Purchases/Additions	1,497,666	80,881,814	644,007	83,023,487
Sales/Reductions	(1,014,761)	(74,476,358)	—	(75,491,119)
Balance of Shares Held 9/30/2016	39,582,489	8,441,242	4,609,227	52,632,958
Value	$398,991,490	$8,441,242	$42,911,904	$450,344,636
Dividend Income	$9,745,447	$7,456	$818,495	$10,571,398
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in a portfolio of Federated Core Trust (“Core Trust”), which is managed by the Adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of Federated Bank Loan Core Fund (BLCORE), a portfolio of Core Trust, is to provide current income. It pursues its objective by investing primarily in a portfolio of U.S. dollar-denominated floating-rate term loans, loan-related derivatives and loan index products. Federated Investors, Inc. receives no advisory or administrative fees from the funds within the Core Trust. Income distributions from BLCORE are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from BLCORE are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of BLCORE in which the Fund invested 65.1% of its net assets at September 30, 2016. A copy of the BLCORE's financial statements is available on the EDGAR Database on the SEC's website or upon request from the Fund.
Semi-Annual Shareholder Report

6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended September 30, 2016, were as follows:
Purchases	$81,161,190
Sales	$ 59,226,855
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of September 30, 2016, the Fund had no outstanding loans. During the six months ended September 30, 2016, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2016, there were no outstanding loans. During the six months ended September 30, 2016, the program was not utilized.
9. REGULATORY MATTERS
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2016 to September 30, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 4/1/2016	Ending Account Value 9/30/2016	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,044.40	$5.28
Class C Shares	$1,000	$1,041.00	$8.54
Institutional Shares	$1,000	$1,046.20	$3.54
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.90	$5.22
Class C Shares	$1,000	$1,016.70	$8.44
Institutional Shares	$1,000	$1,021.61	$3.50
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.03%
Class C Shares	1.67%
Institutional Shares	0.69%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2016
Federated Floating Rate Strategic Income Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Semi-Annual Shareholder Report

institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
Semi-Annual Shareholder Report

audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report

Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Senior Officer's Evaluation, the Fund's performance for the one-year and three-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of the other factors considered relevant by the Board.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts,
Semi-Annual Shareholder Report

but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information
Semi-Annual Shareholder Report

should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Floating Rate Strategic Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C647
CUSIP 31420C597
CUSIP 31420C670
Q450752 (11/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date November 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date November 22, 2016

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date November 22, 2016